WESTERN ASSET FUNDS, INC.
SUPPLEMENT DATED JUNE 20, 2014
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
EACH DATED MARCH 1, 2014, OF
WESTERN ASSET MACRO OPPORTUNITIES FUND AND WESTERN ASSET ASIAN OPPORTUNITIES FUND
Footnote 2 to the table in each fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund – Annual fund operating expenses" is deleted.